                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                                    811-5875
                      (Investment Company Act File Number)

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                   3201-B Millcreek Road, Wilmington, DE 19808
                    (Address of Principal Executive Offices)

                                 (302) 994-4700
                         (Registrant's Telephone Number)

Robert A. Crowley, President              Copy to:
The Crowley Portfolio Group, Inc.         Bruce G. Leto, Esq.
3201-B Millcreek Road                     Stradley, Ronon, Stevens & Young, LLP
Wilmington, DE 19808                      2600 One Commerce Square
(Name and Address of Agent for Service)   Philadelphia, PA 19103-7098

Date of fiscal year end:   November 30

Date of reporting period:  August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

----------------------------------------------------------------------------------------

THE CROWLEY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------

                                                             Percent of          Market
Par Value                                                    Net Assets          Value
---------                                                    ----------       ----------
                             CORPORATE BONDS & NOTES
                             -----------------------
                AUTO & TRUCK
                 Daimler Chrysler Corp. Note
$ 250,000            4.75%, 01/15/08                               2.27%      $  256,625
  250,000            6.85%, 10/15/11                               2.31          260,875
                 Ford Holdings
  500,000            7.350%, 11/07/11                              4.46          503,000
  200,000            7.375%, 10/28/09                              1.93          217,500
                 General Motors Corp.
  200,000            7.200%, 01/15/11                              1.90          214,000
                 General Motors Nora Financial
  250,000            6.850%, 10/15/08                              4.28          482,400
                                                                -------         --------
                                                                  17.15        1,934,400
                                                                -------         --------
                BANKING
                 Banque Paribas New York
   95,000            6.875%, 03/01/09                               .96          107,968
                                                                -------         --------
                CHEMICAL (BASIC)
                 Union Carbide Corp. Note
  150,000            6.700%, 4/01/09                               1.36          153,375
                                                                -------         --------
                COMPUTER SERVICES
                 Electronic Data Systems Corp.
  450,000            7.125%, 10/15/09                              4.23          477,450
                                                                -------         --------
                CONSUMER PRODUCTS
                 American Greetings Corp.
  100,000            6.10%, 08/01/28                                .95          107,500
                 American Home Products Corp. Note
  250,000            6.7%, 03/15/11                                2.51          283,375
                                                                -------         --------
                                                                   3.46          390,875
                                                                -------         --------

                CRUISE LINES
                 Carnival Corp. Note
   82,000            7.050%, 05/15/05                               .76           85,813
                 Royal Caribbean Cruises
  300,000            7.000%, 10/15/07                              2.89          326,100
                                                                -------         --------
                                                                   3.65          411,913
                                                                -------         --------
                DIVERSIFIED COMPANY
                 American Standard, Inc.
  250,000            7.375%, 04/15/05                              2.33          261,875
  100,000            7.375%, 02/01/08                               .98          110,250
                                                                -------         --------
                                                                   3.31          372,125
                                                                -------         --------

THE CROWLEY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS - (Continued)

August 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------

                                                             Percent of          Market
Par Value                                                    Net Assets          Value
---------                                                    ----------       ----------

                             CORPORATE BONDS & NOTES
                             -----------------------
                ELECTRONICS DISTRIBUTION
                 Avnet Inc.
$ 150,000            8.000%, 11/15/06                              1.45%      $  163,500
                                                                -------         --------
                FINANCIAL SERVICES
                 Citi Group Inc. Medium Term Sr Notes
  200,000            4.75%, 12/15/10                               1.77          199,500
                 Duke Capital Corp.
  275,000            7.500%, 10/01/09                              2.73          308,412
  200,000            6.250%, 02/15/13                              1.86          209,400
                 Household Finance Corp.
  200,000            6.500%, 11/15/08                              1.96          221,480
                 International Lease Finance Corp.
  200,000            5.875%, 05/01/13                              1.85          208,300
                 Lloyds T&B Bank PLC Euro Medium Term Note
  150,000            7.00%, 07/30/2018                             1.30          147,000
  250,000            7.00%, 04/30/2018                             2.19          246,875
                 MBNA Corp. Sr. Medium Term Note
   50,000            7.125%, 09/15/04                               .44           50,000
                 Morgan Stanley Group
  200,000            7.000%, 10/01/13                              2.03          228,500
                 PXRE Capital Trust Note
   70,000            8.850%, 02/11/27                               .67           75,950
                 Tiers Principal Protected
  300,000            8.850%, 02/15/27                              2.95          333,000
                                                                -------         --------
                                                                  19.76        2,228,417
                                                                -------         --------
                HOTEL/GAMING INDUSTRY
                 ITT Corp.
  200,000            6.750%, 11/15/05                              1.85          208,300
                 Harris Operating Co Inc.
  150,000            6.000%, 02/01/09                              1.54          174,000
                 Hilton Hotels Corp.
  150,000            7.950%, 04/15/07                              1.44          162,975
                                                                -------         --------
                                                                   4.83          545,275
                                                                -------         --------
                INSURANCE (DIVERSIFIED)
                 Unitrin, Inc. Senior Note
  250,000            5.750%, 07/01/07                              2.37          267,750
                                                                -------         --------

                MARINE AND ENVIRONMENTAL SERVICES
                 SEACOR SMIT Inc Senior Note
   98,000            7.2%, 09/15/09                                0.98          110,740
                                                                -------         --------

THE CROWLEY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS - (Continued)

August 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------

                                                             Percent of          Market
Par Value                                                    Net Assets          Value
---------                                                    ----------       ----------
                             CORPORATE BONDS & NOTES
                             -----------------------

                MEDIA-BROADCAST AND PUBLISHING
                 Clear Channel Communication Senior Note
$ 150,000            4.4%, 12/15/10                                1.30%      $  147,000
                                                                -------         --------

                MEDICAL SUPPLIES & SAVINGS
                 Bausch & Lomb, Inc.
  250,000            6.950%, 11/15/17                              2.43          273,625
                 Medco Health Solutions, Inc. Senior Note
  250,000            7.250%, 08/15/13                              2.42          273,125
                                                                -------         --------
                                                                   4.85          546,750
                                                                -------         --------

                MISCELLANEOUS MANUFACTURER
                 Acuity Brands
  200,000            6.000%, 02/01/09                              1.84          208,000
                                                                -------         --------

                OIL INDUSTRY
                 Enron Oil & Gas Resources Inc. Note
  155,000            6.500%, 12/01/07                              1.50          169,291
                 National Fuel Gas
  100,000            6.000%, 03/01/09                               .95          107,200
                 Valero Logistics
  200,000            6.050%, 03/15/13                              1.85          208,700
                                                                   4.30          485,191
                                                                -------         --------
                RETAIL BUILDING SUPPLY INDUSTRY
                 Loews Corp. Convertible Note
  475,000            3.125%, 09/15/07                              4.10          463,125
                                                                -------         --------

                RETAIL STORE INDUSTRY
                 K Mart Corp.
   80,410            Pass Thru Sec K-1 8.990%,
                     07/05/10 (In Default)                          .18           20,918
                 Sears Roebuck Acceptance Corp. Note
  150,000            6.700%, 11/15/06                              1.42          160,275
  100,000            6.125%, 01/15/06                               .93          105,150
   60,000            7.300%, 12/15/09                               .55           62,310
  100,000            7.000%, 02/01/11                               .96          107,890
                 Tricon Global Restaurants
  100,000            7.650%, 05/15/08                              1.00          112,530
                                                                -------         --------
                                                                   5.04          569,073
                                                                -------         --------

THE CROWLEY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS - (Continued)

August 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------

                                                             Percent of          Market
Par Value                                                    Net Assets          Value
---------                                                    ----------       ----------
                             CORPORATE BONDS & NOTES
                             -----------------------

                TELECOMMUNICATIONS SERVICE INDUSTRY
                 Ametek, Inc.
$  95,000            7.200%, 07/15/08                               .91%      $  102,885
                 Lucent Technologies
  300,000            5.500%, 11/15/08                              2.57          289,350
                 Motorola, Inc.
  150,000            7.625%, 11/15/10                              1.52          171,450
                 New York Telephone Co.
  200,000            6.000%, 04/15/08                              1.90          215,200
                                                                -------         --------
                                                                   6.90          778,885
                                                                -------         --------
                 TOTAL CORPORATE BONDS & NOTES (COST $9,535,410)  91.86       10,361,812
                                                                -------         --------

                GOVERNMENT AGENCY BONDS
  300,000        Federal Home Loan Mortgage Corporation
                     5.310%, 03/24/14                              2.67          301,200
                                                                -------         --------

                 Total Government Agency Bonds (Cost $300,000)                   301,200
                                                                                --------

                 TOTAL INVESTMENTS (COST $10,401,536)             94.53       10,663,012
                 OTHER ASSETS LESS LIABILITIES                     5.47          617,225
                                                                -------         --------

                 NET ASSETS                                      100.00%     $11,280,235
                                                                =======         ========

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------

Number                                                       Percent of          Market
of Shares                                                    Net Assets           Value
---------                                                    ----------       ----------

                              GENERAL EQUITY FUNDS
                              --------------------
                AGGRESSIVE GROWTH
    7,962        American Century Ultra                            4.03%      $  208,764
    9,362        Strong Opportunity                                7.31          378,582
                                                                -------         --------
                                                                  11.34         587,346
                                                                -------         --------
                BALANCED
   11,454        Columbia Balanced                                 4.39          227,249
    3,711        Dodge & Cox Balanced                              5.32          275,294
                                                                -------         --------
                                                                   9.71          502,543
                                                                -------         --------
                GROWTH
   10,404        Credit Suisse Capital Appreciation                2.95          152,835
    8,222        Dreyfus Disciplined                               4.66          240,983
   10,121        Harbor Capital Appreciation                       4.95          256,471
    5,633        Invesco Dynamics                                  1.52           78,643
    2,633        Nicholas                                          2.77          143,173
    6,202        Strong Growth                                     1.98          102,392
    9,506        T. Rowe Price Dividend Growth                     3.82          197,718
   10,721        T. Rowe Price Blue Chip                           5.77          298,579
    7,510        T. Rowe Price Mid Cap                             6.28          324,940
    5,257        White Oak Growth                                  3.10          160,382
                                                                -------         --------
                                                                  37.80        1,956,116
                                                                -------         --------
                GROWTH/INCOME
    8,147        American Century Growth & Income                  4.41          228,368
    3,775        Dodge & Cox Stock                                 8.45          437,534
   11,130        Vanguard Growth & Income                          6.00          310,312
                                                                -------         --------
                                                                  18.86          976,214
                                                                -------         --------
                HEALTHCARE
    2,954        Vanguard Healthcare                               6.96          360,328
                                                                -------         --------

                FOREIGN EQUITY
   18,905        American Century International Equity             2.84          146,890
    5,528        Managers International Equity                     4.34          224,816
    6,440        Scudder Greater Europe                            2.86          147,934
                                                                -------         --------
                                                                  10.04          519,640
                                                                -------         --------

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

SCHEDULE OF INVESTMENTS - (Continued)

August 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------

Number                                                       Percent of          Market
of Shares                                                    Net Assets           Value
---------                                                    ----------       ----------
                           INTERNATIONAL EQUITY FUNDS
                           --------------------------
                GLOBAL EQUITY
    9,512        Gabelli Global Telecommunications                 2.63%      $  136,117
                                                                -------         --------

                TOTAL INVESTMENTS (COST $5,838,758)               97.35        5,038,314
                OTHER ASSETS LESS LIABILITIES                      2.65          137,004
                                                                -------         --------
                NET ASSETS                                       100.00%      $5,175,318
                                                                =======         ========

ITEM 2. CONTROLS AND PROCEDURES.

     (a)  Based on their evaluation of the disclosure controls and procedures of
          The Crowley  Portfolio  Group,  Inc. (the  "Registrant")  as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the
          Registrant's  Principal  Executive  Officer  and  Principal  Financial
          Officer  believe  that the  disclosure  controls  and  procedures  (as defined in Rule 30a-3(c) under the Investment  Company Act of 1940, as amended) are effectively  designed to ensure that information required to  be  disclosed  by  the  Registrant  in  the  Report  is  recorded, processed,  summarized  and  reported  by the filing  date,  including ensuring  that  information  required to be disclosed in the Report is accumulated  and  communicated to the  Registrant's  officers that are making  certifications in the Report, as appropriate,  to allow timely decisions regarding required disclosure.  The Registrant's management, including the Principal  Executive Officer and the Principal Financial
          Officer, recognizes that any set of controls and procedures, no matter how well designed and operated,  can provide only reasonable assurance of achieving the desired control objectives.

     (b)  There  were no  changes  in the  Registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d)  under the 1940 Act)
          that occurred  during the  Registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Separate  certifications  for  the  principal  executive  officer  and principal  financial  officer of the  Registrant  as  required by Rule
          30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Crowley Portfolio Group, Inc.

By: /s/ Robert A. Crowley
    ---------------------------------------
    Robert A. Crowley
    President (Principal Executive Officer)
    The Crowley Portfolio Group, Inc.

Date:  October 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  Report  has been  signed  below by the following  persons on behalf of the  Registrant and in the capacities and on the dates indicated.

By: /s/ Robert A. Crowley
    --------------------------------------------
    Robert A. Crowley
    President (Principal Executive Officer)
    The Crowley Portfolio Group Inc.

Date:  October 27, 2004

By: /s/ Robert A. Crowley
    --------------------------------------------
    Robert A. Crowley
    Treasurer (Principal Financial Officer)
    The Crowley Portfolio Group Inc.

Date:  October 27, 2004